Commitment and Contingencies - Other Information Related to Leases (Details) - Marketwise, LLC	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term (in years)	6 years 7 months 6 days	7 years	5 years 2 months 12 days
Weighted average discount rate (percent)	7.10%	7.20%	6.70%